Risk - Summary of Company's Exposure to Foreign Currency Risk (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Risk
Cash and cash equivalents (Note 5)	$ 5,556	R$ 424,410	R$ 48,900	R$ 12,301	R$ 834
Financial investments		721,935	577,398
Currency risk
Risk
Cash and cash equivalents (Note 5)		28,327	23,346
Financial investments		R$ 542	R$ 1,629